UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    Trinity Capital of Jacksonville, Inc.

                                 Address: 1819 Goodwin Street
                                          Jacksonville, Fl 32204

                                 13F File Number: 028-04449

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name:   Thad L. McNulty

Title:  President

Phone:  904-355-7700

Signature,                          Place,                  and Date of Signing:

/s/ Thad L. McNulty                 Jacksonville Fl         11-15-2006
-------------------------           --------------------    --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

List of Other Included Managers:

No. 13F File Number                        Name

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

            TRINITY CAPITAL OF JACKSONVILLE, INC. COMPOSITE REPORTING
                      VALUATION REPORT - WITH VOTING RIGHTS
                                    9/30/2006

                                     TITLE
                                      OF                  VALUE     SHARES/  SH/  PUT/  INVSTMT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER             CLASS     CUSIP     (x$1000)   PRN AMT  PRN  CALL  DSCRETN  MANAGERS    SOLE    SHARED    NONE
----------------------------------  -------  ---------   --------   -------  ---  ----  -------  --------  -------- -------- -------
AMERICAN TOWER CORPORATION CMN
  CLASS A                             COM    029912201   4,015,000   110,000  SH        110,000             110,000
COGNOS INC CMN                        COM    19244C109   5,840,000   160,000  SH        160,000             160,000
CONOCOPHILLIPS CMN                    COM    20825C104   1,786,000   30,000   SH        30,000              30,000
DYNEGY INC CMN CLASS A                COM    26816Q101   332,000     60,000   SH        60,000              60,000
FIRST ACCEPTANCE CORP CMN             COM    318457108   3,447,000   300,000  SH        300,000             300,000
GOLDMAN SACHS GROUP, INC.(THE) CMN    COM    38141G104   5,075,000   30,000   SH        30,000              30,000
GRUPO AEROPORTUARIO DEL PACIF
  SPONSORED ADR CMN                   COM    400506101   3,400,000   100,000  SH        100,000             100,000
INTL SECURITIES EXCH HLDGS INC CMN
  CLASS A                             COM    46031W204   3,282,000   70,000   SH        70,000              70,000
MRV COMMUNICATIONS INC CMN            COM    553477100   55,000      20,000   SH        20,000              20,000
N V R INC CMN                         COM    62944T105   3,745,000   7,000    SH        7,000               7,000
THE NASDAQ STOCK MARKET, INC. CMN     COM    631103108   4,536,000   150,000  SH        150,000             150,000
PALOMAR MEDICAL TECHNOLOGIES (NEW)    COM    697529303   145,000     3,428    SH        3,428               3,428
PETROLEO BRASILEIRO SA PETROBRAS
  PETR SPONSORED ADR CMN              COM    71654V408   2,934,000   35,000   SH        35,000              35,000
POTASH CORP. OF SASKATCHEWAN CMN      COM    73755L107   5,210,000   50,000   SH        50,000              50,000
QUALCOMM INC CMN                      COM    747525103   2,908,000   80,000   SH        80,000              80,000
RITE AID CORP CMN                     COM    767754104   182,000     40,000   SH        40,000              40,000
SBA COMMUNICATIONS CORP CMN           COM    78388J106   4,866,000   200,000  SH        200,000             200,000
ST. JOE COMPANY CMN                   COM    790148100   6,584,000   120,000  SH        120,000             120,000
SCRIPPS CO E.W. CL-A (NEW) CMN
  CLASS A                             COM    811054204   2,397,000   50,000   SH        50,000              50,000
SUNCOR ENERGY INC CMN                 COM    867229106   2,162,000   30,000   SH        30,000              30,000
VALENCE TECHNOLOGY INC. CMN           COM    918914102   105,000     55,000   SH        55,000              55,000
WRIGHT EXPRESS CORPORATION CMN        COM    98233Q105   5,293,000   220,000  SH        220,000             220,000